Total
02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-09 | Index 500 Portfolio
Fund Summary Fund/Class:<br/>VIP Index 500 Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Index 500 Portfolio}	02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-09 Index 500 Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-09 - Index 500 Portfolio	VIP Index 500 Portfolio-Initial VIP	VIP Index 500 Portfolio-Service VIP	VIP Index 500 Portfolio-Service 2 VIP
Management fee	0.045%	0.045%	0.045%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.055%	0.055%	0.055%
Total annual operating expenses	0.10%	0.20%	0.35%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-09 - Index 500 Portfolio - USD ($)	VIP Index 500 Portfolio-Initial VIP	VIP Index 500 Portfolio-Service VIP	VIP Index 500 Portfolio-Service 2 VIP
1 year	$ 10	$ 20	$ 36
3 years	32	64	113
5 years	56	113	197
10 years	$ 128	$ 255	$ 443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	13.61%	March 31, 2019
Lowest Quarter Return	-13.89%	September 30, 2011

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-09 - Index 500 Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Index 500 Portfolio-Initial VIP | Return Before Taxes	31.35%	11.60%	13.46%
VIP Index 500 Portfolio-Service VIP | Return Before Taxes	31.22%	11.48%	13.35%
VIP Index 500 Portfolio-Service 2 VIP | Return Before Taxes	31.02%	11.32%	13.18%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%